STATEMENT OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		5 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)			$ (167,190)	$ (355,034)	$ (522,224)
Adjustments to reconcile net Income to net cash Increase (Decrease) in Accounts Payable
Net Cash Provided by (Used in) Operating Activities				70,198	70,198
CASH FLOWS FROM FINANCING ACTIVITIES
Common Stock issued for Cash	100,000		90	120,000	120,090
Increase in Contributed Capital	59,932	91,549	168,023	279,835	447,858
Net Cash Provided by (Used in) Financing Activities			168,113	399,835	567,948
Net Increase (Decrease) in Cash			923	114,999	115,922
Cash at Beginning of Period		923	0	923	0
Cash at End of Period	$ 115,922		$ 923	$ 115,922	$ 115,922